Subject to Completion, September 6, 2002





                                   ICON FUNDS
                                   PROSPECTUS


                             ICON Covered Call Fund
                             ICON Equity Income Fund
                              ICON Long/Short Fund






                                 OCTOBER 1, 2002








As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these Funds' shares or determined whether the information in this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

ICON Funds (R) logo

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

TABLE OF CONTENTS

OUR INVESTMENT APPROACH........................................................3

FUND SUMMARIES.................................................................3
      ICON COVERED CALL FUND...................................................4
      ICON EQUITY INCOME FUND..................................................6
      ICON LONG/SHORT FUND.....................................................9

MORE ABOUT INVESTMENT STRATEGIES AND RISKS....................................11

THE FUNDS' INVESTMENT MANAGER.................................................13

ABOUT YOUR INVESTMENT.........................................................13
      YOUR SHARE PRICE........................................................13
      INVESTING IN THE FUNDS..................................................14
      DOING BUSINESS WITH THE ICON FUNDS......................................16
      REDEEMING SHARES........................................................18
      TRANSACTION POLICIES....................................................20

FOR MORE INFORMATION ABOUT YOUR ACCOUNT.......................................22

ESTABLISHING ADDITIONAL SERVICES..............................................23

DIVIDENDS AND DISTRIBUTIONS...................................................24

TAXES ........................................................................24

RULE 12b-1 FEES...............................................................25

SHAREHOLDER AND TRANSFER AGENCY SERVICES......................................25

FINANCIAL HIGHLIGHTS..........................................................25

OUR INVESTMENT APPROACH

Meridian Investment Management Corporation ("Meridian"), the Funds' adviser, uses its disciplined, objective, non-emotional methodology to identify industries that are underpriced. Our unique combination of industry rotation and bottom up valuation of equity investments distinguishes us from other investment managers.

We believe that certain industries lead the market during market themes. Market themes are generally related to stages of the economic cycle and typically last one to two years. Stocks in industries that were leaders become over-priced relative to intrinisic value and stocks in industries that were not in favor drop below intrinsic value. We sell over-priced industries and buy under-priced industries to capture industry and sector themes, without restrictions on market capitalization.

We use a valuation model that advances the methodology originally developed by Benjamin Graham. Our valuation methodology consists of the fundamentals of finance: earnings, future earnings growth, risk as measured by beta, and opportunity costs as determined by bond yields. We use this data to analyze our database of companies included in the 123 separate industries in Standard & Poor's Industry Codes. These industries are divided into nine basic market sectors. We then compare this valuation to the current market price to arrive at a value-to-price ratio for each stock, and in turn, develop a value-to-price ratio for each of the 123 industries.

By comparing industry performance to market performance, we seek to calculate "relative strength" as a measure of performance to identify industries that demonstrate leadership against the current market. Finally, a value-to-price ratio is computed for all securities in our universe, which is used to determine whether the entire U.S. market is overpriced or underpriced.

[On side panel:  Key Concepts.  What the Funds Are - And Aren't.

These Funds are mutual funds - pooled investments that are professionally managed and give you the opportunity to participate in financial markets. They strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.]

FUND SUMMARIES

The Funds' investment objectives, principal investment strategies, main risks of investing, and fees and expenses are described on pages 3 to 9. Additional information about the Funds' investment strategies begins on page 11.

ICON COVERED CALL FUND

PRINCIPAL INVESTMENT STRATEGIES

The ICON Covered Call Fund seeks modest capital appreciation and to maximize realized gains from writing covered call options. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets and in covered call options sold or "written" against these securities. Equity securities the Fund may invest in include common stock and preferred stock. The Fund's positions may also include equity securities of foreign issuers that are traded in U.S. markets.

MAIN RISKS OF INVESTING

The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the adviser may misgauge that worth.

Covered Call Options Risk. Investments in covered calls involve certain risks. These risks include:
o Limited gains. By selling a covered call option, the Fund may forego the opportunity to benefit from an increase in price of the underlying stock above the exercise price, but continues to bear the risk of a decline in the value of the underlying stock. While the Fund receives a premium for writing the call option, the price the Fund realizes from the sale of stock upon exercise of the option could be substantially below its prevailing market price.
o Lack of Liquidity for the Option. A liquid market may not exist for the option. If the Fund is not able to close out the options transaction, the Fund will not be able to sell the underlying security until the option expires or is exercised.
o Lack of Liquidity for the Security. The Fund's investment strategy may also result in a lack of liquidity of the purchase and sale of portfolio securities. Because the Fund will generally hold the stocks underlying the call option, the Fund may be less likely to sell the stocks in its portfolio to take advantage of new investment opportunities.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights specific industries within various market sectors, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those industries and sectors. The Fund may invest up to 25% of its total assets in an industry.

Tax Consequences. The Fund expects to generate premiums from its sale of call options. These premiums typically will result in short-term capital gains to the Fund for federal and state income tax purposes, which usually will be taxable as ordinary income to shareholders. Transactions involving the disposition of a Fund's underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to capital gains or losses. Because the Fund will have no control over the exercise of the call options, shareholder redemptions or corporate events involving its equity securities investments (such as mergers, acquisitions or reorganizations), it may be forced to realize capital gains or losses at inopportune times.

[On side panel: Call Options. The Fund Collects A Premium. For the right to purchase the underlying stock, the buyer of a call option pays a fee or "premium" to the Fund. The premium is paid at the time the option is purchased, and is not refundable to the buyer regardless of what happens to the stock price. Premiums received for writing various call options may decrease as a result of certain factors, such as a reduction in interest rates, a decline in stock market volumes or a decrease in the price volatility of the underlying securities on which the call options are written.

If the Option is Exercised. The buyer of the option may elect to exercise the option at the exercise price at any time before the option expires. The Fund is then obligated to deliver the shares at that price. Options are normally exercised if the market price of the stock exceeds the exercise price of the option.

If the Option Expires. If the market price of the stock does not exceed the exercise price, the call option will likely expire without being exercised. The Fund then keeps the premium. The Fund may continue to hold the underlying stock or may sell the position.]

PERFORMANCE HISTORY

As a new Fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table

Annual Fund Operating Expenses              Class C        Class I
(expenses paid from Fund assets)

      Management Fee                        0.75%          0.75%
      Distribution and Service Fee          1.00%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                       0.45%          0.45%
Total Annual Fund Operating Expenses2       2.20%          1.45%

1 These other expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 2.20% and an annual rate for Class I of 1.45%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense. The Total Annual Fund Operating Expenses listed in the table above do not include any waivers of expenses.

Expense Example

The following example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

             1 Year    3 Years

 Class C     $223      $688
 Class I     $148      $459

ICON EQUITY INCOME FUND

PRINCIPAL INVESTMENT STRATEGIES

The ICON Equity Income Fund seeks modest capital appreciation and income. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities including convertible and preferred securities and in securities issued by dividend paying companies. The Fund generally invests in investment grade securities, although the Fund may invest up to 25% of its total assets in lower-rated securities.

[On side panel: Convertible Securities. Convertible securities are bonds, preferred stocks and other securities that pay interest or dividends and are convertible into common stocks or their equivalent value at maturity. These securities potentially offer both current income and capital appreciation. For current income, the Fund may buy convertible debt instruments that entitle the Fund to receive regular interest payments. Preferred stock entitles the Fund to receive regular dividend payments. Convertible securities may also appreciate in value because, if the underlying common stock begins to increase in value, the holder of the convertible security can exchange it for common stock and benefit from that appreciation.

Credit Ratings. Many convertible securities are assigned credit ratings by agencies such as S&P or Moody's that evaluate the quality of these securities. Securities with a credit rating of BBB, Baa or higher are generally considered investment grade. Lower rated securities, often called "high yield" securities, are rated BB or Ba or lower at the time of purchase or the unrated equivalent as determined by Meridian. Because their issuers may be at an early stage of development or have been unable to repay past debts, these lower rated securities typically must offer higher yields than investment grade securities to compensate investors for greater credit risk.]

MAIN RISKS OF INVESTING

The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the adviser may misgauge that worth.

Interest Rate Risk. Prices of convertible securities tend to move inversely with changes in interest rates. For example, when interest rates rise, prices of convertible securities generally fall Securities with longer durations tend to be more sensitive to changes in interest rates. Due to their hybrid nature, convertible securities are typically more sensitive to changes in interest rates than the underlying common stock, but less sensitive to interest rate changes than a fixed rate corporate bond.

Credit Risk. The Fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a convertible security can cause a convertible security's price to fall, potentially lowering the Fund's share price.

Changes in Debt Ratings. If a rating agency gives a convertible security a low rating, the value of the security will decline because investors will demand a higher rate of return.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights specific industries within various market sectors, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those industries and sectors. The Fund may invest up to 25% of its total assets in an industry.

PERFORMANCE HISTORY

As a new Fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table

Annual Fund Operating Expenses          Class C        Class I
(expenses paid from Fund assets)

      Management Fee                    0.75%          0.75%
      Distribution and Service Fee      1.00%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                   0.45%          0.45%
Total Annual Fund Operating Expenses2   2.20%          1.45%

1 These other expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 2.20% and an annual rate for Class I of 1.45%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense. The Total Annual Fund Operating Expenses listed in the table above do not include any waivers of expenses.

Expense Example

The following example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.


             1 Year    3 Years

 Class C     $223      $688
 Class I     $148      $459

ICON LONG/SHORT FUND

PRINCIPAL INVESTMENT STRATEGIES

The ICON Long/Short Fund seeks capital appreciation. To pursue this goal, the Fund normally invests in equity securities traded in U.S. markets. The Fund will generally invest in long positions identified as undervalued and take short positions in stocks identified as overvalued. The size of each long or short position will be determined by analyzing the tradeoff between the attractiveness of each position and its impact on the risk of the overall portfolio. The Fund's long and short positions may involve equity securities of foreign issuers that are traded in U.S. markets.

MAIN RISKS OF INVESTING

The main risks of investing in this Fund are:

Stock Market Risk. The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the adviser may misgauge that worth.

Short Sale Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited. By contrast, the Fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

Segregated Account Risk. Until a Fund replaces a borrowed security, the Fund is required to maintain a segregated account of cash or highly liquid securities with a broker or custodian to cover the Fund's short position. Securities held in a segregated account cannot be sold while the position it is covering is outstanding, unless they are replaced with similar securities. As a result, there is the possibility that segregation of a large percentage of the Fund's assets could affect portfolio management of the Fund.

Industry and Sector Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights specific industries within various market sectors, which causes the Fund's performance to be more susceptible to the economic, business or other developments that affect those industries and sectors. The Fund may invest up to 25% of its total assets in an industry.

[On side panel: Selling Short. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender.]

PERFORMANCE HISTORY

As a new Fund, past performance information is not available as of the date of this prospectus.

FEES AND EXPENSES

As a Fund shareholder, you pay certain fees and expenses, which are described in the tables below. You are not charged any fees to buy, sell or exchange Fund shares (although a $15 fee is assessed for wire redemptions). The tables do not reflect any additional fees that may be imposed by your adviser or broker.

Fee Table

Annual Fund Operating Expenses          Class C        Class I
(expenses paid from Fund assets)

      Management Fee                    0.85%          0.85%
      Distribution and Service Fee      1.00%          0.25%
      (Rule 12b-1 Fee)
      Other Expenses1                   0.45%          0.45%
Total Annual Fund Operating Expenses2   2.30%          1.55%

1 These other expenses include custodian, transfer agency and accounting agent fees and other customary fund expenses. The expenses listed in the table are based on estimates for the current fiscal year and may be more or less than actual expenses. Actual expenses are not provided because the Fund's shares were not offered until October 1, 2002.
2 Meridian has contractually agreed to limit the total expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate for Class C of 2.30% and an annual rate for Class I of 1.55%. This expense waiver may be terminated at any time after October 1, 2003 upon 30 days written notice of termination to the Fund's Board of Trustees. Meridian is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the Fund to exceed existing expense limitations and the reimbursement is made within three years after the year in which Meridian incurred the expense. The Total Annual Fund Operating Expenses listed in the table above do not include any waivers of expenses.

Expense Example

The following example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual returns and expenses will vary, the example is for comparison only.

             1 Year    3 Years

 Class C     $233      $718
 Class I     $158      $490

MORE ABOUT INVESTMENT STRATEGIES AND RISKS

Each Fund seeks to achieve its investment objective through its unique investment strategies. The principal investment strategies and risks of each Fund have been described in the Fund Summaries. This section of the Prospectus discusses other investment strategies used by the Funds and describes additional risks associated with an investment in the Funds. The Statement of Additional Information contains more detailed information about the Funds' investment policies and risks.

OTHER PORTFOLIO INVESTMENTS AND STRATEGIES

Small and Mid-Size Companies. Each Fund may invest in small or mid-size companies. While small and mid-size companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risks of loss and price fluctuations. Small-cap companies, and to an extent mid-cap companies, may be in the early stages of development; have limited product lines, markets or financial resources; and may lack management depth. These companies may be more affected by intense competition from larger companies, and the trading markets for their securities may be less liquid and more volatile than securities of larger companies. This means that a Fund could have greater difficulty buying or selling a security of a small or mid-cap company at an acceptable price, especially in periods of market volatility.

Securities That Are Not Readily Marketable. Each Fund may invest up to 15% of its net assets in securities that are not "readily marketable." A security is not readily marketable if it cannot be sold within seven days in the ordinary course of business for approximately the amount at which it is valued. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of Securities and Exchange Commission ("SEC") regulations (these are known as "restricted securities"). Under procedures adopted by the Funds' Board of Trustees, certain restricted securities may be deemed liquid and will not be counted toward the 15% limit.

Investments in illiquid securities, which may include restricted securities, involve certain risks to the extent that a Fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the shares with the SEC.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, up to 100% of the Funds' assets can be invested in temporary defensive instruments in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Funds could also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities, or to meet anticipated redemptions of Fund shares. To the extent a Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. The Funds do not have any limitations regarding portfolio turnover. A Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates significantly in excess of 100%. A portfolio turnover rate of 100% is equivalent to a Fund buying and selling all of the securities in its portfolio once during the course of a year. The portfolio turnover rates of the Funds may be higher than other mutual funds with the same investment objectives. Higher portfolio turnover rates increase the brokerage costs a Fund pays and may adversely affect its performance.

If a Fund realizes capital gains when it sells portfolio investments, it generally must pay those gains out to shareholders, increasing their taxable distributions. This may adversely affect the after-tax performance of the Funds for shareholders with taxable accounts.

Shareholder Notice. The Covered Call Fund will not change its strategy of normally investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities traded in U.S. markets and in covered call options written against these securities, without providing shareholders at least 60 days' advance notice. The ICON Equity Income Fund will not change its strategy of investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities, without providing shareholders at least 60 days' advance notice.

More About Risk

Like all investments in securities, you risk losing money by investing in the Funds. The Funds' investments are subject to changes in their value from a number of factors, including:

Company Risk. The stocks in the Funds' portfolios may not perform as expected. Factors that can negatively affect a particular stock's price include poor earnings reports by the issuer, a restatement of earnings by an issuer, loss of major customers or management team members, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Opportunity Risk. There is the risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are held in other investments.

Foreign Investment Risk. While the Funds' foreign investments are in foreign securities traded in U.S. markets, there are risks associated with those investments. These risks include fluctuations in currency exchange rates, potentially unstable political and economic structures, and reduced availability of public information.

THE FUNDS' INVESTMENT MANAGER

Meridian serves as investment adviser to each Fund and is responsible for selecting the Funds' investments and handling their day-to-day business.
Meridian's corporate offices are located at 5299 DTC Boulevard, Greenwood Village, Colorado 80111.

Meridian and its predecessor company have operated as investment advisers since 1986. Meridian also serves as investment adviser or sub-adviser to a number of other investment advisers, pension and profit sharing plans, public retirement systems and private accounts, managing over $1 billion in assets as of June 30, 2002. Investment decisions are made by Meridian's Investment Committee, which is chaired by Dr. Craig Callahan. Dr. Callahan has been Chief Investment Officer of Meridian and its predecessor company since 1986. He earned a Doctorate of Business Administration (Finance) degree from Kent State University and began his investment career in 1979.

Meridian is owned by Meridian Management & Research Corporation ("MM&R"). Craig Callahan owns 100% of the stock of MM&R.

Meridian receives a management fee for managing each Fund's investments. Each Fund's annual management fee is the following percentage of the respective Fund's average daily net assets:

ICON Covered Call Fund                    0.75%
ICON Equity Income Fund                   0.75%
ICON Long/Short Fund                      0.85%

Meridian also provides administrative services to the Funds. Meridian receives a fee from the ICON Funds for these services that is calculated at an average annual rate of 0.05% on the first $500 million of assets, and 0.04% on assets above $500 million.

ABOUT YOUR INVESTMENT

Your Share Price

The price you pay for a share of a Fund and the price you receive upon selling or redeeming a share of a Fund is called the net asset value (NAV). NAV is calculated by dividing the total net assets of each class of a Fund by the total number of the class's shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4 p.m. Eastern time) on each day that the NYSE is open. NAV is not calculated, and you may not conduct Fund transactions, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day).

The Funds use pricing services to determine the market value of the securities in their portfolios. If market quotations are not readily available, the Funds' securities or other assets are valued at fair value as determined in good faith by the Funds' Board or pursuant to procedures approved by the Board. These situations may include instances where an event occurs that materially affects the value of a security at a time when the security is not trading or when the securities are illiquid. In such instances, the valuation assigned to the security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. The NAV price of your shares when you redeem them may be more or less than the price you originally paid, depending primarily upon a Fund's investment performance.

We will price your purchase, exchange, or redemption of Fund shares at the next NAV calculated after your request is received in good order by the Funds' transfer agent.

Investing in the Funds

[On side panel: If you purchased shares through an adviser or broker, they may impose policies and limitations which are different from those described in this prospectus].

Types of Accounts

The following types of account registrations are available:

Individual or Joint Tenant

Individual accounts have a single owner. Joint accounts have two or more owners. Unless specified otherwise, joint accounts are set up with rights of survivorship, which means that upon the death of one account holder, ownership passes to the remaining account holder(s).

Transfer on Death

Transfer on Death provides a way to designate beneficiaries on an Individual or Joint Tenant account.

UGMA or UTMA (Uniform Gifts to Minors Act or Uniform Transfers to Minors Act)

These accounts are a way to give money to a child or to help a child invest on his/her own. Depending on state laws, your account will be set up as a UGMA or UTMA.

Trust

The trust needs to be effective before this type of account can be established.

Corporation or Other Entity

A corporation or entity may own an account. Please attach a certified copy of your corporate resolution showing the person(s) authorized to act on this account.

Retirement Accounts

You may set up the following retirement accounts by completing an Individual Retirement Account (IRA) Application:

Traditional and Roth IRAs

Both IRAs allow most individuals with earned income to contribute up to the lesser of $3,000 or 100% of compensation annually. In addition, IRA holders age 50 or older may contribute $500 a year more than these limits.

Rollover IRA

Distributions from qualified employer-sponsored retirement plans (and, in most cases, from any IRA) retain their tax advantages when rolled over to an IRA within 60 days of receipt. You also need to complete a Transfer, Direct Rollover and Conversion Form.

Simplified Employee Pension IRA (SEP-IRA)

This type of account allows self-employed persons or small business owners to make direct contributions to employees' IRAs with minimal reporting and disclosure requirements.

Coverdell Education Savings Account (formerly Education IRA)

Allows individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18.
Distributions are generally subject to income tax if not used for qualified education expenses.

Each year you will be charged a single $25.00 custodial fee for all IRA accounts maintained under your Social Security number. This fee may be changed upon 30 days notice.

Profit Sharing and Money Purchase Pension Plan

A retirement plan that allows self-employed persons or small business owners and their employees to make tax-deductible contributions for themselves and any eligible employees.

401(K) Plan

A retirement plan that allows employees of corporations of any size to contribute a percentage of their wages on a tax-deferred basis.

We recommend that you consult your tax adviser regarding the particular tax consequences of these retirement plan options.

Minimum Initial Investments

To open a Fund account, please enclose a check payable to "ICON Funds" for one of the following amounts:

o    $1,000 minimum for regular accounts
o    $1,000 minimum for IRA and UGMA/UTMA accounts
o No minimum if you begin an Automatic Investment Plan or Payroll Deduction of $100 or more per month or per pay period

Minimum Additional Investments

o    $100 for additional contributions
o    $100 for Automatic Investment Plan payments
o    $100 for payroll deduction

Doing Business with The ICON Funds

-------------------------------------------------------------------------------------------------------------------------
                      How to Open an            How to Add to           How to Redeem           How to Exchange
                      Account                   an Account              Shares                  Shares
-------------------------------------------------------------------------------------------------------------------------

By Phone              If your account with us   Electronic Funds        We can send             If you have telephone
1-800-764-0442        has telephone             Transfer allows you     proceeds only to the    exchange privileges,
                      exchange privileges,      to make electronic      address or bank of      you may exchange
                      you can call to open an   purchases directly      record. Minimum         from one ICON Fund
                      account in another        from a checking or      redemption - $100;      to another.  The
                      ICON Fund by              savings account at      $1,000 minimum for      names and
                      exchange. The names       your request.  You      redemption by wire.     registrations need to
                      and registrations need    may establish           Phone redemption is     be identical on both
                      to be identical on both   Electronic Funds        not available on        accounts.
                      accounts.                 Transfer when your      retirement accounts
                                                account is opened,      and certain other
                      Otherwise, you must       or add it later by      accounts.
                      complete a New            completing an
                      Account Application       Account Changes
                      and send it with your     Form.  We charge no
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                       16

-------------------------------------------------------------------------------------------------------------------------
                      How to Open an            How to Add to           How to Redeem           How to Exchange
                      Account                   an Account              Shares                  Shares
-------------------------------------------------------------------------------------------------------------------------
                      investment check.  The    fees for Electronic
                      Funds do not accept       Funds Transfer
                      third-party checks,       transactions. It may
                      money orders or           take up to 15 days
                      cashiers checks.          after an account is
                                                established for
                                                Electronic Funds
                                                Transfer to be
                                                available.
-------------------------------------------------------------------------------------------------------------------------
By Mail               Complete the proper       Make your check         In a letter, please     In a letter, include the
                      application. Make your    payable to "ICON        tell us the number of   name(s) of the
ICON Funds            check payable to          Funds."  Enclose a      shares or dollars you   account owner(s), the
Mutual Fund Services  "ICON Funds."  We         purchase stub (from     wish to redeem, the     Fund and account
P.O. Box 701          cannot establish new      your most recent        name(s) of the          number you wish to
Milwaukee, WI         accounts with third-      confirmation or         account owner(s), the   exchange from, your
53201-0701            party checks, money       quarterly statement);   Fund and account        Social Security or tax
                      orders or cashiers        if you do not have      number, and your        identification number,
Overnight:            checks.                   one, write the Fund     Social Security or tax  the dollar or share
ICON Funds                                      name and your           identification number.  amount, and the
Mutual Fund Services-                           account number on       All account owners      account you wish to
Third Floor                                     the check.  For IRAs,   need to sign the        exchange into.  All
615 East Michigan                               please state the        request exactly as      account owners need
Street                                          contribution year.      their names appear      to sign the request
Milwaukee, WI  53202                                                    on the account.  We     exactly as their names
                                                The Funds do not        can send proceeds       appear on the
                                                accept third-party      only to the address or  account.
                                                checks, money           bank of record.
                                                orders or cashiers
                                                checks.
-------------------------------------------------------------------------------------------------------------------------
By Wire               Complete and mail the     Wire funds to:          $1,000 minimum.         Not applicable.
                      proper application.       US Bank, N.A.           Monies are usually
                                                Milwaukee, WI           received the business
                      Wire funds to:            ABA 042000013           day after you sell.
                      US Bank, N.A.             Credit:                 There is a $15.00 fee
                      Milwaukee, WI             U.S. Bancorp Fund       for this service.
                      ABA 042000013             Services, LLC           Unless otherwise
                      Credit:                   Account #112-952-       specified, we will
                      U.S. Bancorp Fund         137                     deduct the fee from
                      Services, LLC                                     your redemption
                      Account #112-952-         Please indicate the     proceeds.
                      137                       Fund name and your
                                                shareholder account
                      Please indicate the       number, and indicate
                      the Fund name and your    the name(s) of the
                      shareholder account       account owner(s).
                      number, and indicate
                      the name(s) of the
                      account owner(s).
-------------------------------------------------------------------------------------------------------------------------
Through our website   Download, complete        Not available.          Not available.          Not available.
www.iconfunds.com     and mail a signed
                      printout of the proper
                      application.
-------------------------------------------------------------------------------------------------------------------------
Through Automatic     Automatic Investment      Automatic               Systematic              Fund-to-Fund
Investment Plans      Plan (AIP) allows you     Investment Plan         Withdrawal Plan         Investment Plan
-------------------------------------------------------------------------------------------------------------------------
                                                                                                                       17

-------------------------------------------------------------------------------------------------------------------------
                      How to Open an            How to Add to           How to Redeem           How to Exchange
                      Account                   an Account              Shares                  Shares
-------------------------------------------------------------------------------------------------------------------------
                      to make electronic        (AIP) allows you to     permits you to          allows you to
                      purchases directly from   make electronic         receive a fixed sum     automatically
                      a checking or savings     purchases directly      on a monthly,           exchange a fixed
                      account.  The             from a checking or      quarterly or annual     dollar amount from
                      minimum to open an        savings account.        basis from accounts     one Fund to purchase
                      account is $100 per       The minimum to          with a value of         shares in another
                      month.  We charge no      open an account is      $5,000 or more,         Fund
                      fee for AIP.              $100 per month.  We     Payments may be
                                                charge no fee for       sent electronically to
                                                AIP.                    your bank of record
                                                                        or to you in check
                                                                        form.
-------------------------------------------------------------------------------------------------------------------------

Redeeming Shares

Shares Recently Purchased by Check or Electronic Funds Transfer

Proceeds from redemptions of shares recently purchased by check or Electronic Funds Transfer will be placed on hold until your check has cleared (which may take up to eight business days). During this time, you may make exchanges to another Fund but may not receive the proceeds of redemption. Although payment may be delayed, the price you receive for your redeemed shares will not be affected.

Individual, Joint Tenant, Transfer on Death, and UGMA/UTMA Accounts

If requesting a redemption in writing, a letter of instruction needs to be signed by all account owners as their names appear on the account.

Retirement Accounts

Please call 1-800-764-0442 for the appropriate form.

Trust Accounts

The trustee needs to sign a letter indicating his/her capacity as trustee. If the trustee's name is not in the account registration, you will need to provide a certificate of incumbency dated within the past 60 days.

Corporation or Other Entity

A certified corporate resolution complete with a corporate seal or signature guarantee needs to be provided. At least one person authorized to act on the account needs to sign the letter.

Signature Guarantee

For your protection, we require a guaranteed signature if you request:
o a redemption check made payable to anyone other than the shareholder(s) of record
o    a redemption check mailed to an address other than the address of record
o a redemption check or wire sent to a bank other than the bank we have on file
o a redemption check mailed to an address of record that has been changed within 30 days of your request
o a redemption for $50,000 or more from an account that does not have telephone redemption privileges (excluding accounts held by a corporation)

You can have your signature guaranteed at a:
o    bank
o    broker/dealer
o    credit union (if authorized under state law)
o    securities exchange/association
o    clearing agency
o    savings association

Please note that a notary public cannot provide a signature guarantee.

Redemption Proceeds

We can deliver redemption proceeds to you:

By Check

Checks are sent to the address of record. If you request that a check be sent to another address, we require a signature guarantee (see Signature Guarantee, above). If you don't specify, we will deliver proceeds via check. No interest will accrue on amounts represented by uncashed redemption checks.

By Wire

$1,000 minimum. Proceeds are usually received the business day after the date you sell. There is a $15 fee for this service. Unless otherwise specified, we will deduct the fee from your redemption proceeds.

By Electronic Funds Transfer

No fee. Proceeds are usually transferred to your bank two business days after you sell. Call your bank to find out when monies are accessible.

The Funds also reserve the right to make a "redemption in kind"--payment in portfolio securities rather than cash--if the amount you are redeeming is large enough to affect Fund operations. This right may be exercised only if the amount of your redemptions exceeds the lesser of $250,000 or 1% of a Fund's net assets in any 90-day period.

Transaction Policies

We can execute transaction requests only if they are in good order. You will be contacted in writing if we encounter processing problems. Call 1-800-764-0442 if you have any questions about these procedures.

We cannot accept conditional transactions requesting that a transaction occur on a specific date or at a specific share price.

Transactions Conducted by Phone or Fax

The Funds, Meridian, and their agents are not responsible for the authenticity of instructions received by phone or fax.

By signing a New Account Application or an IRA Application (unless specifically declined on the Application), by providing other written (for redemptions) or verbal (for exchanges) authorization, or by requesting Automatic Investment Plan or payroll deduction privileges, you agree to release the Funds, Meridian, and their agents from any and all liability for acts or omissions done in good faith under the authorizations contained in the application, including their possibly effecting unauthorized or fraudulent transactions.

As a result of your executing such a release, you bear the risk of loss from an unauthorized or fraudulent transaction. However, if we fail to employ reasonable procedures to attempt to confirm that telephone or fax instructions are genuine, the Funds may be liable for any resulting losses. These security procedures include, but are not necessarily limited to, one or more of the following:

o    requiring personal identification prior to acting upon instructions
o    providing written confirmation of such transactions
o    tape-recording telephone instructions

Effective Date of Transactions

Transaction requests received in good order prior to the close of the New York Stock Exchange on a given date will be effective on that date. We consider investments to be received in good order when all required documents and your check or wired funds are received by the Funds' transfer agent. Under certain circumstances, payment of redemption proceeds may be delayed for up to seven calendar days to allow for the orderly liquidation of securities. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances, as determined by the Securities and Exchange Commission, we may suspend redemptions or postpone payments.

U.S. Dollars

Purchases need to be made in U.S. dollars, and checks need to be drawn on U.S. banks. We cannot accept cash, cashiers checks or money orders.

Returned Checks

If your check is returned due to insufficient funds, we will cancel your purchase, and you will be liable for any losses or fees incurred by the Fund or its agents. If you are a current shareholder, shares will be redeemed from other accounts, if needed, to reimburse the Fund.

Confirmation Statements

We will send you a confirmation after each transaction, except in certain retirement accounts and where the only transaction is a dividend or capital gain reinvestment or an Automatic Investment Plan purchase. In those cases, your quarterly account statement serves as your confirmation.

Tax Identification Number

If you do not provide your Social Security or tax identification number when you open your account, federal law requires the Funds to withhold 30% of all dividends, capital gain distributions, redemption and exchange proceeds. We also may refuse to sell shares to anyone not furnishing these numbers, or may take such other action as deemed necessary, including redeeming some or all of the shareholder's shares. In addition, a shareholder's account may be reduced by $50 to reimburse the Funds for the penalty imposed by the Internal Revenue Service for failure to report the investor's taxpayer identification number on required reports.

Account Minimums

The Funds requires you to maintain a minimum of $1,000 per account unless you are investing under an Automatic Investment Plan or payroll deduction. If at any time, due to redemptions or exchanges, or upon the discontinuance of an Automatic Investment Plan or payroll deduction, the total value of your account falls below this minimum, we may close your account and mail the proceeds to the address of record.

We will base the decision to levy the fee or close the account on our determination of what is best for the Funds. We will give you at least 60 days' written notice informing you that your account will be closed so that you may make an additional investment to bring the account up to the required minimum balance.

We reserve the right to:

o    reject any investment or exchange
o    cancel any purchase due to nonpayment
o    modify the conditions of purchase or sale at any time
o    waive or lower investment minimums or requirements
o    limit the amount that may be purchased
o close an account if a shareholder is deemed to engage in activities which are illegal or otherwise believed to be detrimental to the Funds
o    suspend the offering of shares

Market Timers

We do not permit market timing or other abusive trading practices in our Funds. Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm Fund performance. To minimize harm to the Funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a Fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. The Funds also reserve the right to delay delivery of a market timer's redemption proceeds up to seven days, or to honor certain redemptions with securities, rather than cash, as discussed above.

FOR MORE INFORMATION ABOUT YOUR ACCOUNT

Investor Services

Investor Services Representatives are available to assist you. For your protection, calls to Investor Services are recorded. Call 1-800-764-0442.

24-Hour Account Information

o By Phone: 1-800-764-0442 - the automated telephone service enables you to access account information and the latest Fund performance returns 24 hours a day with a touch-tone phone.

o ICON Funds Website: By visiting www.iconfunds.com, you can access the latest Fund performance returns, daily prices, news articles and much more 24 hours a day.

ESTABLISHING ADDITIONAL SERVICES

Many convenient service options are available for accounts. You may call 1-800-764-0442 to request a form to establish the following services:

Automatic Investment Plan (AIP)

Allows you to make automatic purchases of at least $100 from a bank account. See How to Add to an Account Through Automatic Transaction Plans on page 17.

Electronic Funds Transfer Program

Allows you to purchase or redeem Fund shares with a phone call at any time. Purchase or redemption amounts are automatically transferred to/from your bank account. If you select an Automatic Investment Plan (see above), you are automatically authorized to participate in the Electronic Funds Transfer program.

Dividend and Long-Term Capital Gain Distribution Options

If the Funds pay dividends or capital gains, either or both may be paid in cash or reinvested. The payment method for short-term capital gain distributions is the same as you elect for dividends.

Systematic Withdrawal Plan

Permits you to receive a fixed sum on a monthly, quarterly or annual basis from accounts with a value of $5,000 or more. Withdrawals may be sent electronically to your bank or to you by check.

Payroll Deduction

Allows you to make automatic purchases of at least $100 per pay period through payroll deduction.

Householding

To keep the Funds' costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call us and we will begin individual delivery within 30 days of your request.

DIVIDENDS AND DISTRIBUTIONS

The ICON Covered Call and Long/Short Funds intend to distribute any tax-based net realized investment income and capital gain distributions on an annual basis each December. The ICON Equity Income Fund intends to distribute any tax-based net realized income on a quarterly basis every March, June, September, and December, and to distribute any tax-based net realized capital gains each December. From time to time, the Funds may make additional distributions.

You have the option of reinvesting income dividends and capital gain distributions in shares of the Funds or receiving these distributions in cash. Dividends and any distributions from the Funds are automatically reinvested in additional shares unless you elect to receive these distributions in cash. If you have elected to receive your dividends or capital gains in cash and the Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, we reserve the right to reinvest your distribution checks in your account at the then-current net asset value and to reinvest all of the account's subsequent distributions in shares of that Fund. No interest will accrue on amounts represented by uncashed distribution checks.

TAXES

The Funds distribute to their shareholders any net investment income and net realized capital gains they receive. Fund dividends and capital gain distributions are taxable to most investors (unless your investment is an IRA or other tax-advantaged account). The tax status of any distribution is generally the same regardless of how long you have been in a Fund and whether you reinvest your distributions or receive them in cash.

All distributions of net investment income from the Funds, such as dividends and interest on investments, will be taxable to you as ordinary income. A portion of the dividends may qualify for dividends-received deduction for corporations.

In addition, the Funds realize capital gains and losses when they sell securities for more or less than they paid. If total gains on sales exceed total losses (including losses carried forward from prior years), a Fund has a net realized capital gain. Net realized capital gains are divided into short-term and long-term capital gains depending on how long a Fund held the security that gave rise to the gains. The Funds' capital gain distributions consist of long-term capital gains that are taxable at the applicable capital gains rates. All distributions of short-term capital gains will be taxable to you as ordinary income and included in your dividends.

You may also realize capital gains or losses when you sell or exchange a Fund's shares at more or less than you originally paid. Because everyone's tax situation is unique, we encourage you to consult your tax professional about federal, state and local tax consequences.

RULE 12b-1 FEES

The Funds have adopted a distribution plan under Investment Company Act Rule 12b-1 that allows the Funds to pay distribution and sales fees for the sale of Fund shares and for other shareholder services. Because the fees are paid out of a class's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Registered representatives and financial advisers may receive these fees from the Fund in exchange for providing a number of services, such as:

o    Placing your orders;
o    Providing investment advice, research and other advisory services;
o    Handling correspondence for individual accounts; and
o    Issuing shareholder statements and reports.

SHAREHOLDER AND TRANSFER AGENCY SERVICES

US Bancorp provides shareholder and transfer agent services to the Funds. Registered broker/dealers, investment advisers, third-party administrators of tax-qualified retirement plans, and other entities may provide shareholder services, recordkeeping and/or administrative services to certain accounts. Meridian may pay a fee to these entities for these services. Entities receiving such fees may also receive 12b-1 fees.

FINANCIAL HIGHLIGHTS

As new Funds, financial highlights information is not available as of the date of this prospectus.

NOTICE OF PRIVACY POLICIES AND PROCEDURES

We collect non-public personal information about you on applications or other forms and through your transactions with us. You may provide this information in writing, electronically, or by phone. The information may contain your name, address, phone number, social security number, account information, and investment activity, and other information that you provide to us directly or through our service providers. This information permits us to service your accounts and to provide information to you upon request.

We may share some or all of this  information  with our  affiliates,  as well as third parties that assist us in maintaining your accounts, processing transactions on your accounts, or mailing information to you as may be permitted by law. Otherwise, our policies prohibit us from sharing your personal and financial information, except as permitted or required by law. Under no circumstances do we sell information about you to anyone.

We restrict access to your non-public personal information to those employeeswho have a need to know that information to service your accounts. We also maintain physical, electronic and procedural safeguards to protect your privacy.
Contracts with our service providers require them to restrict access to your non-public personal information, and to maintain physical, electronic and procedural safeguards against unintended disclosure.

If you would like more information about our Privacy Policies, please call 1-800-764-0442.
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

FOR FURTHER INFORMATION

More information about the Funds is available to you free of charge. The Funds' Statement of Additional Information (SAI) containing more detailed information about the Funds and their policies has been filed with the Securities and Exchange Commission and is incorporated by reference as part of this Prospectus. You can request copies of the SAI, or obtain other information:


By Telephone                              Call 1-800-764-0442

By Mail                                   ICON Funds
                                          P.O. Box 701
                                          Milwaukee, WI  53201-0701

In Person                                 ICON Funds
                                          5299 DTC Boulevard, Suite 1200
                                          Greenwood Village, CO  80111

By E-Mail                                 ICON@mimcorp.com

On the Internet:
      ICON Funds website:                 www.iconfunds.com

      EDGAR database on the SEC
      website                             www.sec.gov

By E-Mail or in Person from the           E-Mail the Securities and Exchange
Securities and Exchange Commission        Commission at publicinfo@sec.gov
(you will pay a copying fee)
                                          Visit or write:
                                          SEC's Public Reference Section
                                          Washington, D.C.  20549-0102

                                          Call 1-202-942-8090 for information
                                          about the operation of the Public
                                          Reference Room



ICON Funds' SEC File No. 811-07883

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